UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

  JUNE 30, 2008

Semiannual Report to Shareholders

DWS Equity 500 Index Fund

Contents

click here Performance Summary

click here Information About Your Fund's Expenses

click here Portfolio Management Review

click here Portfolio Summary

DWS Equity 500 Index Fund

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

DWS Equity 500 Index Portfolio

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Summary of Management Fee Evaluation by Independent Fee Consultant

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivatives positions. This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. Additionally, the fund may not be able to replicate the S&P 500® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. Please read this fund's prospectus for specific information regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2008

Institutional Class

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 is 0.26% for Institutional Class shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 6/30/08
DWS Equity 500 Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	-12.02%	-13.24%	4.33%	7.49%	2.79%
S&P 500® Index+	-11.91%	-13.12%	4.41%	7.58%	2.88%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/08	$ 144.86
12/31/07	$ 166.22
Distribution Information: Six Months as of 6/30/08: Income Dividends	$ 1.44
Institutional Class Lipper Rankings — S&P 500 Index Objective Funds Category as of 6/30/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	37	of	185	20
3-Year	21	of	171	12
5-Year	14	of	153	9
10-Year	8	of	78	8

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $1,000,000 Investment
[] DWS Equity 500 Index Fund — Institutional Class [] S&P 500 Index+

Yearly periods ended June 30
Comparative Results as of 6/30/08
DWS Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$867,600	$1,135,600	$1,434,700	$1,316,500
	Average annual total return	-13.24%	4.33%	7.49%	2.79%
S&P 500 Index+	Growth of $1,000,000	$868,800	$1,138,100	$1,441,300	$1,328,700
	Average annual total return	-13.12%	4.41%	7.58%	2.88%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 is 0.33% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

On May 19, 2003, the Investment Class of the Fund was issued in conjunction with the combination of Equity 500 Index Fund — Investment (the "Acquired fund") and the Fund. The Acquired fund was, and the Fund is, a feeder fund investing all of its investable assets in the same master portfolio, the DWS Equity 500 Index Portfolio. Returns shown prior to May 19, 2003 are the actual returns of the Acquired fund and for the period after May 19, 2003 are those of the Fund's Investment Class. On October 20, 2006, Investment Class was renamed Class S.

Average Annual Total Returns as of 6/30/08
DWS Equity 500 Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	-12.06%	-13.32%	4.21%	7.35%	2.65%
S&P 500 Index+	-11.91%	-13.12%	4.41%	7.58%	2.88%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 6/30/08	$ 143.43
12/31/07	$ 164.58
Distribution Information: Six Months as of 6/30/08: Income Dividends	$ 1.36
Class S Lipper Rankings — S&P 500 Index Objective Funds Category as of 6/30/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	51	of	185	28
3-Year	39	of	171	22
5-Year	37	of	153	25
10-Year	26	of	78	33

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index Fund — Class S [] S&P 500 Index+

Yearly periods ended June 30
Comparative Results as of 6/30/08
DWS Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$8,668	$11,317	$14,259	$12,992
	Average annual total return	-13.32%	4.21%	7.35%	2.65%
S&P 500 Index+	Growth of $10,000	$8,688	$11,381	$14,413	$13,287
	Average annual total return	-13.12%	4.41%	7.58%	2.88%

The growth of $10,000 is cumulative.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 879.40	$ 879.80
Expenses Paid per $1,000**	$ .93	$ .47
Hypothetical 5% Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,023.87	$ 1,024.37
Expenses Paid per $1,000**	$ 1.01	$ .50
* Expenses include amounts allocated proportionally from the master portfolio.
** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class S	Institutional Class
DWS Equity 500 Index Fund	.20%	.10%

For more information, please refer to the Fund's prospectuses.

Portfolio Management Review

In the following interview, a team of portfolio managers from the fund's subadvisor, Northern Trust Investments, discusses the market environment and DWS Equity 500 Index Fund's performance for the six-month period ended June 30, 2008.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: How would you describe the market environment over the last six months?

A: The first half of 2008 was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. In the last few months of 2007, what began as a correction in the subprime housing market soon accelerated into the worst financial crisis in decades, with profound implications for the entire US economy and related effects on global markets and economies. By early 2008, financial markets had become quite risk-averse, as demonstrated by wider credit spreads, severe dislocation in short-term credit markets, overall tightening of financial conditions and a highly volatile equity market. As mid-year 2008 approached, US markets were faced with additional bad news, including capital and liquidity problems experienced by major financial institutions, increased concern about rising prices for energy and food, as well as rising unemployment.

Essentially all equity indices posted negative returns for this period. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a negative return of -11.05% for the six months ended June 30, 2008.1 The large-cap Russell 1000® Index posted a return of -11.20% for the six-month period, while the small-cap Russell 2000® Index returned -9.37%.2 Growth stocks generally performed somewhat better than value stocks: the return of the Russell 1000® Growth Index was -9.06%, compared with -13.57% for the Russell 1000® Value Index.3

1 The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.
2 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
3 The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, while the Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor's 500® (S&P 500) Index returned -11.91% for this period. The only industry sectors within the S&P 500 with positive returns for this period were energy, materials and utilities; the weakest sector by far was financials.4

4 The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Q: How did the fund perform during this period?

A: The fund's Institutional Class shares returned -12.02%. (Past performance is no guarantee of future results. Please see pages 5 through 8 for the performance of other share classes and more complete performance information.) Since the fund's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the S&P 500 index, the fund's return is normally close to the return of the index.

Q: Which stocks had the greatest effect on performance?

A: Since the index is weighted by market capitalization, the largest stocks generally have the greatest impact on index returns, even when other stocks have the highest or lowest returns. The top two contributors, each of which has a weight of more than 1% in the index, were Wal-Mart Stores, Inc. and International Business Machines Corp. Many of the stocks that contributed strongly to the return of the index were energy companies; these include Devon Energy Corp., Halliburton Co., Chevron Corp. and Chesapeake Energy Corp.

The greatest detractor from performance was General Electric Co., which has a weight of more than 2% in the index. GE stock dropped sharply on a disappointing earnings report and concerns about troubled loans in the company's large consumer finance unit. Most of the other strong detractors were in the financials sector; these include American International Group, Inc., Bank of America Corp. and Citigroup, Inc.

Q: What changes were made in the S&P 500 Index during the first half of 2008?

A: Standard & Poor's adjusts the composition of the S&P 500 to reflect changes in the relative size of companies and changes in corporate ownership. Most changes result from merger and acquisition activity, although some occur when a company is delisted or shrinks to the point that it is moved to a different index. Additions are selected from companies that have reached a size that makes them appropriate for inclusion. During the first six months of 2008, there were 10 additions and 10 deletions to the index.

Among the additions during the period were Philip Morris International, Inc., which was spun off from index component Altria Group, Inc.; Southwestern Energy Co.; Lorillard, Inc.; Cabot Oil & Gas Corp.; and AK Steel Holding Corp.

The list of deletions is dominated by troubled financial companies that were acquired or dropped in market value below the level appropriate for inclusion; these include The Bear Stearns Companies, Inc., Ambac Financial Group and Countrywide Financial Corp. Other deletions include Harrah's Entertainment, which was taken private; Circuit City Stores, Inc.; Trane, Inc., OfficeMax, Inc.; and Brunswick Corp.

Q: Do you have other comments for shareholders?

A: We believe that holding an index fund such as this one can be advantageous because it offers broad exposure to the equity market at a relatively low cost.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	6/30/08	12/31/07

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Information Technology	17%	16%
Energy	16%	13%
Financials	14%	18%
Health Care	12%	12%
Industrials	11%	12%
Consumer Staples	11%	10%
Consumer Discretionary	8%	8%
Utilities	4%	4%
Materials	4%	3%
Telecommunication Services	3%	4%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2008 (19.4% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	4.1%
2. General Electric Co. Manufactures, distributes and markets electrical products	2.4%
3. Microsoft Corp. Developer of computer software	2.0%
4. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.8%
5. AT&T, Inc. Provider of communications services	1.8%
6. Procter & Gamble Co. Manufacturer of diversified consumer products	1.6%
7. Johnson & Johnson Provider of health care products	1.6%
8. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.5%
9. ConocoPhillips Producer of petroleum and other natural gases	1.3%
10. Apple, Inc. Manufacturer of personal computers and related personal computing and communication solutions	1.3%

Portfolio holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 28. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Fund is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investment in the DWS Equity 500 Index Portfolio, at value	$ 2,550,348,871
Receivable for Fund shares sold	1,199,180
Due from Advisor	279,138
Other assets	34,921
Total assets	2,551,862,110
Liabilities
Payable for Fund shares redeemed	3,009,306
Accrued expenses and other payables	675,038
Total liabilities	3,684,344
Net assets, at value	$ 2,548,177,766
Net Assets Consist of
Undistributed net investment income	1,844,545
Net unrealized appreciation (depreciation) on investments and futures	1,471,672,575
Accumulated net realized gain (loss)	(218,765,505)
Paid-in capital	1,293,426,151
Net assets, at value	$ 2,548,177,766
Net Asset Value
Class S Net Asset Value, offering and redemption price(a) per share ($688,413,870 ÷ 4,799,512 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 143.43

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($1,859,763,896 ÷ 12,837,964 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 144.86
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income and expenses allocated from DWS Equity 500 Index Portfolio: Dividends	27,034,755
Interest — Cash Management QP Trust	531,408
Interest	35,064
Expenses*	(653,945)
Total Income	26,947,282
Expenses: Administration fee	1,307,004
Services to shareholders	612,441
Professional fees	60,846
Trustees' fees and expenses	19,307
Reports to shareholders	47,280
Registration fees	22,603
Other	7,823
Total expenses before expense reductions	2,077,304
Expense reductions	(1,051,622)
Total expenses after expense reductions	1,025,682
Net investment income (loss)	25,921,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from DWS Equity 500 Index Portfolio: Investments	(2,548,145)
Futures	(4,300,506)
(6,848,651)
Change in net unrealized appreciation (depreciation) allocated from DWS Equity 500 Index Portfolio on: Investments	(353,449,370)
Futures	(2,115,176)
(355,564,546)
Net gain (loss)	(362,413,197)
Net increase (decrease) in net assets resulting from operations	$ (336,491,597)
* For the six months ended June 30, 2008, the DWS Equity 500 Index Portfolio was reimbursed by the Advisor for fees in the amount of $717,529, of which $579,319 was allocated to this Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 25,921,600	$ 52,725,879
Net realized gain (loss)	(6,848,651)	57,148,035
Change in net unrealized appreciation (depreciation)	(355,564,546)	45,321,459
Net increase (decrease) in net assets resulting from operations	(336,491,597)	155,195,373
Distributions to shareholders from: Net investment income: Class S	(6,414,045)	(14,337,230)
Institutional Class	(17,780,229)	(38,315,257)
Total distributions	(24,194,274)	(52,652,487)
Fund share transactions: Proceeds from shares sold	366,547,937	544,258,985
Reinvestment of distributions	23,132,785	50,353,547
Cost of shares redeemed	(203,817,540)	(735,982,664)
Redemption fees	11,188	14,697
Net increase (decrease) in net assets from Fund share transactions	185,874,370	(141,355,435)
Increase (decrease) in net assets	(174,811,501)	(38,812,549)
Net assets at beginning of period	2,722,989,267	2,761,801,816
Net assets at end of period (includes undistributed net investment income of $1,844,545 and $117,219, respectively)	$ 2,548,177,766	$ 2,722,989,267

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class S+ Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 164.58	$ 158.94	$ 139.85	$ 135.69	$ 124.93	$ 106.22
Income (loss) from investment operations: Net investment income (loss)[c]	1.46	2.96	2.56	2.21	2.27	1.07
Net realized and unrealized gain (loss)	(21.25)	5.61	19.04	4.10	10.78	18.89
Total from investment operations	(19.79)	8.57	21.60	6.31	13.05	19.96
Less distributions from: Net investment income	(1.36)	(2.93)	(2.51)	(2.15)	(2.29)	(1.25)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 143.43	$ 164.58	$ 158.94	$ 139.85	$ 135.69	$ 124.93
Total Return (%)[d]	(12.06)**	5.39	15.58	4.70	10.57	18.88**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	688	772	771	768	727	573
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.31*	.29	.33	.36	.36	.36*
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.20*	.19	.22	.25	.25	.25*
Ratio of net investment income (loss) (%)	1.91*	1.77	1.73	1.62	1.77	1.52*
[a] For the six months ended June 30, 2008 (Unaudited).
[b] For the period from May 19, 2003 (commencement of operations of Investment Class shares) to December 31, 2003.
[c] Based on average shares outstanding during period.
[d] Total return would have been lower had certain expenses not been reduced.
+ On October 20, 2006 Investment Class shares were renamed Class S shares.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 166.22	$ 160.54	$ 141.29	$ 137.10	$ 126.22	$ 99.84
Income (loss) from investment operations: Net investment income (loss)[b]	1.54	3.11	2.73	2.41	2.46	1.85
Net realized and unrealized gain (loss)	(21.46)	5.71	19.28	4.16	10.93	26.33
Total from investment operations	(19.92)	8.82	22.01	6.57	13.39	28.18
Less distributions from: Net investment income	(1.44)	(3.14)	(2.76)	(2.38)	(2.51)	(1.80)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 144.86	$ 166.22	$ 160.54	$ 141.29	$ 137.10	$ 126.22
Total Return (%)[c]	(12.02)**	5.49	15.72	4.85	10.74	28.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,860	1,951	1,991	1,812	1,828	1,982
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.23*	.22	.20	.11	.11	.11
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.10*	.10	.10	.10	.10	.10
Ratio of net investment income (loss) (%)	2.01*	1.86	1.85	1.77	1.92	1.69
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Equity 500 Index Fund (the "Fund"), is a diversified series of DWS Institutional Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, DWS Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG. On June 30, 2008, the Fund owned approximately 81% of the Portfolio.

The Fund offers two classes of shares: Institutional Class and Class S. Institutional Class and Class S shares are offered to a limited group of investors, and are not subject to initial or contingent deferred sales charges. Institutional shares have lower ongoing expenses than Class S shares.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

New Accounting Pronouncement. In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities. FAS 161 is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2007, the Fund had a net tax basis capital loss carryforward of approximately $212,361,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2010 ($40,520,000), December 31, 2011 ($53,713,000), December 31, 2012 ($73,803,000), December 31, 2013 ($22,344,000) and December 31, 2014 ($21,981,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2007, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Portfolio.

For Institutional Class shares, the Advisor has voluntarily agreed to waive all or a portion of its fees and reimburse or pay certain operating expenses of the Fund, including expenses allocated from the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses at 0.10%. This voluntary waiver of reimbursement may be terminated at any time at the option of the Advisor.

Under this arrangement, during the six months ended June 30, 2008, DIMA waived $66,835 of sub-recordkeeping expenses for Institutional Class shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008, the Advisor received an Administration Fee of $1,307,004, of which $815,359 was waived and $91,936 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2008, the amount charged to the Fund by DISC was as follows.

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2008
Class S	$ 38,157	$ —	$ 38,157
Institutional Class	156,071	156,071	—
	$ 194,228	$ 156,071	$ 38,157

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2008, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $15,438, of which $13,066 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008 of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended June 30, 2008, the Fund paid its allocated portion of the retirement benefit of $13,357 to the non-continuing Independent Board Members, and the Fund was reimbursed by DIMA for this payment.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2008		Year Ended December 30, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	528,879	$ 81,120,136	1,230,022	$ 202,198,150
Institutional Class	1,856,322	285,427,801	2,056,012	342,060,835
		$ 366,547,937		$ 544,258,985
Shares issued to shareholders in reinvestment of distributions
Class S	40,351	$ 6,030,755	80,585	$ 13,391,131
Institutional Class	113,315	17,102,030	220,197	36,962,416
		$ 23,132,785		$ 50,353,547
Shares redeemed
Class S	(461,941)	$ (70,618,957)	(1,470,504)	$ (241,973,067)
Institutional Class	(867,789)	(133,198,583)	(2,939,413)	(494,009,597)
		$ (203,817,540)		$ (735,982,664)
Redemption fees		$ 11,188		$ 14,697
Net increase (decrease)
Class S	107,289	$ 16,537,502	(159,897)	$ (26,376,570)
Institutional Class	1,101,848	169,336,868	(663,204)	(114,978,865)
		$ 185,874,370		$ (141,355,435)

(The following financial statements of the DWS Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2008 (Unaudited)

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 8.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	58,496	1,042,984
Johnson Controls, Inc.	155,192	4,450,906
		5,493,890
Automobiles 0.2%
Ford Motor Co.*	625,176	3,007,097
General Motors Corp.	168,171	1,933,966
Harley-Davidson, Inc.	63,851	2,315,237
		7,256,300
Distributors 0.1%
Genuine Parts Co.	44,678	1,772,823
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	39,583	1,751,943
H&R Block, Inc.	84,782	1,814,335
		3,566,278
Hotels Restaurants & Leisure 1.2%
Carnival Corp. (Unit)	120,897	3,984,765
Darden Restaurants, Inc.	35,380	1,130,037
International Game Technology	88,964	2,222,321
Marriott International, Inc. "A"	83,964	2,203,215
McDonald's Corp.	321,856	18,094,744
Starbucks Corp.*	212,308	3,341,728
Starwood Hotels & Resorts Worldwide, Inc.	55,512	2,224,366
Wendy's International, Inc.	23,480	639,126
Wyndham Worldwide Corp.	47,714	854,558
Yum! Brands, Inc.	127,282	4,466,325
		39,161,185
Household Durables 0.4%
Black & Decker Corp.	16,552	951,906
Centex Corp.	32,104	429,230
D.R. Horton, Inc.	84,100	912,485
Fortune Brands, Inc.	40,354	2,518,493
Harman International Industries, Inc.	16,100	666,379
KB HOME	25,172	426,162
Leggett & Platt, Inc.	46,666	782,589
Lennar Corp. "A"	42,100	519,514
Newell Rubbermaid, Inc.	72,150	1,211,399
Pulte Homes, Inc.	57,356	552,338
Snap-on, Inc.	15,532	807,819
The Stanley Works	19,653	881,044
Whirlpool Corp.	19,377	1,196,142
		11,855,500
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	87,012	6,380,590
Expedia, Inc.*	53,370	980,941
IAC/InterActiveCorp.*	50,900	981,352
		8,342,883
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	74,931	1,081,254
Hasbro, Inc.	39,202	1,400,296
Mattel, Inc.	95,814	1,640,336
		4,121,886
Media 2.8%
CBS Corp. "B"	180,054	3,509,252
Clear Channel Communications, Inc.	147,763	5,201,258
Comcast Corp. "A"	840,690	15,947,889
E.W. Scripps Co. "A"	22,500	934,650
Gannett Co., Inc.	61,169	1,325,532
Interpublic Group of Companies, Inc.*	118,495	1,019,057
McGraw-Hill Companies, Inc.	94,574	3,794,309
Meredith Corp.	10,638	300,949
New York Times Co. "A"	39,173	602,872
News Corp. "A"	618,700	9,305,248
Omnicom Group, Inc.	86,336	3,874,760
The DIRECTV Group, Inc.*	188,700	4,889,217
Time Warner, Inc.	1,017,112	15,053,258
Viacom, Inc. "B"*	172,354	5,263,691
Walt Disney Co.	536,964	16,753,277
Washington Post Co. "B"	1,500	880,350
		88,655,569
Multiline Retail 0.7%
Big Lots, Inc.*	27,196	849,603
Dillard's, Inc. "A"	15,068	174,337
Family Dollar Stores, Inc.	37,072	739,216
J.C. Penney Co., Inc.	58,275	2,114,800
Kohl's Corp.*	83,538	3,344,861
Macy's, Inc.	114,450	2,222,619
Nordstrom, Inc.	48,432	1,467,490
Sears Holdings Corp.*	18,838	1,387,607
Target Corp.	217,691	10,120,454
		22,420,987
Specialty Retail 1.5%
Abercrombie & Fitch Co. "A"	22,600	1,416,568
AutoNation, Inc.*	36,759	368,325
AutoZone, Inc.*	12,208	1,477,290
Bed Bath & Beyond, Inc.*	70,866	1,991,335
Best Buy Co., Inc.	92,272	3,653,971
GameStop Corp. "A"*	41,800	1,688,720
Home Depot, Inc.	479,047	11,219,281
Limited Brands, Inc.	83,311	1,403,790
Lowe's Companies, Inc.	416,374	8,639,760
Office Depot, Inc.*	72,859	797,077
RadioShack Corp.	37,695	462,518
Staples, Inc.	187,673	4,457,234
The Gap, Inc.	124,958	2,083,050
The Sherwin-Williams Co.	28,505	1,309,235
Tiffany & Co.	35,716	1,455,427
TJX Companies, Inc.	118,299	3,722,870
		46,146,451
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	98,100	2,833,128
Jones Apparel Group, Inc.	22,660	311,575
Liz Claiborne, Inc.	27,706	392,040
NIKE, Inc. "B"	106,916	6,373,263
Polo Ralph Lauren Corp.	16,000	1,004,480
VF Corp.	22,640	1,611,515
		12,526,001
Consumer Staples 10.6%
Beverages 2.5%
Anheuser-Busch Companies, Inc.	204,680	12,714,722
Brown-Forman Corp. "B"	21,578	1,630,649
Coca-Cola Co.	557,435	28,975,471
Coca-Cola Enterprises, Inc.	74,924	1,296,185
Constellation Brands, Inc. "A"*	52,200	1,036,692
Molson Coors Brewing Co. "B"	39,204	2,129,953
Pepsi Bottling Group, Inc.	37,262	1,040,355
PepsiCo, Inc.	450,150	28,625,039
		77,449,066
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	122,033	8,559,394
CVS Caremark Corp.	405,291	16,037,365
Kroger Co.	196,563	5,674,774
Safeway, Inc.	115,407	3,294,870
SUPERVALU, Inc.	54,991	1,698,672
Sysco Corp.	160,390	4,412,329
Wal-Mart Stores, Inc.	647,854	36,409,395
Walgreen Co.	266,478	8,663,200
Whole Foods Market, Inc.	37,100	878,899
		85,628,898
Food Products 1.5%
Archer-Daniels-Midland Co.	183,753	6,201,664
Campbell Soup Co.	53,409	1,787,065
ConAgra Foods, Inc.	128,752	2,482,339
Dean Foods Co.*	34,700	680,814
General Mills, Inc.	97,150	5,903,805
H.J. Heinz Co.	83,854	4,012,414
Kellogg Co.	67,034	3,218,973
Kraft Foods, Inc. "A"	438,884	12,486,250
McCormick & Co., Inc.	35,600	1,269,496
Sara Lee Corp.	190,439	2,332,878
The Hershey Co.	44,460	1,457,399
Tyson Foods, Inc. "A"	68,500	1,023,390
Wm. Wrigley Jr. Co.	59,302	4,612,509
		47,468,996
Household Products 2.2%
Clorox Co.	36,332	1,896,530
Colgate-Palmolive Co.	147,068	10,162,399
Kimberly-Clark Corp.	112,307	6,713,712
Procter & Gamble Co.	850,096	51,694,338
		70,466,979
Personal Products 0.2%
Avon Products, Inc.	113,770	4,097,995
Estee Lauder Companies, Inc. "A"	30,500	1,416,725
		5,514,720
Tobacco 1.5%
Altria Group, Inc.	603,252	12,402,861
Lorillard, Inc.*	48,554	3,357,995
Philip Morris International, Inc.*	578,452	28,569,744
Reynolds American, Inc.	44,990	2,099,684
UST, Inc.	41,851	2,285,483
		48,715,767
Energy 16.0%
Energy Equipment & Services 3.6%
Baker Hughes, Inc.	89,173	7,788,370
BJ Services Co.	76,628	2,447,498
Cameron International Corp.*	59,100	3,271,185
ENSCO International, Inc.	38,700	3,124,638
Halliburton Co.	251,978	13,372,472
Nabors Industries Ltd.*	73,438	3,615,353
National-Oilwell Varco, Inc.*	118,700	10,531,064
Noble Corp.	70,548	4,582,798
Rowan Companies, Inc.	29,039	1,357,573
Schlumberger Ltd.	336,844	36,187,151
Smith International, Inc.	52,700	4,381,478
Transocean, Inc.*	89,799	13,684,470
Weatherford International Ltd.*	182,200	9,035,298
		113,379,348
Oil, Gas & Consumable Fuels 12.4%
Anadarko Petroleum Corp.	125,968	9,427,445
Apache Corp.	95,674	13,298,686
Cabot Oil & Gas Corp.	27,100	1,835,483
Chesapeake Energy Corp.	138,500	9,135,460
Chevron Corp.	576,556	57,153,996
ConocoPhillips	435,309	41,088,816
CONSOL Energy, Inc.	49,100	5,517,367
Devon Energy Corp.	126,604	15,212,737
El Paso Corp.	183,098	3,980,551
EOG Resources, Inc.	66,800	8,764,160
ExxonMobil Corp.	1,477,568	130,218,068
Hess Corp.	80,065	10,103,402
Marathon Oil Corp.	200,688	10,409,687
Massey Energy Co.	20,700	1,940,625
Murphy Oil Corp.	49,600	4,863,280
Noble Energy, Inc.	44,700	4,495,032
Occidental Petroleum Corp.	233,262	20,960,923
Peabody Energy Corp.	77,200	6,797,460
Range Resources Corp.	39,342	2,578,475
Southwestern Energy Co.*	94,900	4,518,189
Spectra Energy Corp.	166,198	4,776,531
Sunoco, Inc.	30,872	1,256,182
Tesoro Corp.	36,400	719,628
Valero Energy Corp.	153,100	6,304,658
Williams Companies, Inc.	156,823	6,321,535
XTO Energy, Inc.	137,750	9,437,252
		391,115,628
Financials 14.0%
Capital Markets 2.8%
American Capital Strategies Ltd.	47,500	1,129,075
Ameriprise Financial, Inc.	61,808	2,513,731
Bank of New York Mellon Corp.	325,092	12,298,230
Charles Schwab Corp.	267,833	5,501,290
E*TRADE Financial Corp.*	109,700	344,458
Federated Investors, Inc. "B"	22,900	788,218
Franklin Resources, Inc.	42,071	3,855,807
Janus Capital Group, Inc.	41,479	1,097,949
Legg Mason, Inc.	34,900	1,520,593
Lehman Brothers Holdings, Inc.	200,144	3,964,853
Merrill Lynch & Co., Inc.	279,504	8,863,072
Morgan Stanley	314,164	11,331,896
Northern Trust Corp.	54,505	3,737,408
State Street Corp.	117,434	7,514,602
T. Rowe Price Group, Inc.	69,652	3,933,248
The Goldman Sachs Group, Inc.	111,269	19,460,948
		87,855,378
Commercial Banks 2.1%
BB&T Corp.	145,118	3,304,337
Comerica, Inc.	40,757	1,044,602
Fifth Third Bancorp.	140,791	1,433,252
First Horizon National Corp.	33,591	249,581
Huntington Bancshares, Inc.	95,596	551,589
KeyCorp.	134,283	1,474,427
M&T Bank Corp.	19,700	1,389,638
Marshall & Ilsley Corp.	62,253	954,339
National City Corp.	176,923	843,923
PNC Financial Services Group, Inc.	89,861	5,131,063
Regions Financial Corp.	185,019	2,018,557
SunTrust Banks, Inc.	91,192	3,302,974
U.S. Bancorp.	493,515	13,764,133
Wachovia Corp.	605,651	9,405,760
Wells Fargo & Co.	937,056	22,255,080
Zions Bancorp.	24,856	782,716
		67,905,971
Consumer Finance 0.6%
American Express Co.	320,643	12,078,622
Capital One Financial Corp.	102,743	3,905,261
Discover Financial Services	124,732	1,642,720
SLM Corp.*	135,565	2,623,183
		20,249,786
Diversified Financial Services 3.3%
Bank of America Corp.	1,255,595	29,971,053
CIT Group, Inc.	78,300	533,223
Citigroup, Inc.	1,526,260	25,580,118
CME Group, Inc.	15,400	5,901,126
IntercontinentalExchange, Inc.*	18,100	2,063,400
JPMorgan Chase & Co.	971,443	33,330,209
Leucadia National Corp.	43,300	2,032,502
Moody's Corp.	56,700	1,952,748
NYSE Euronext	70,200	3,556,332
		104,920,711
Insurance 3.5%
ACE Ltd.	86,528	4,766,828
Aflac, Inc.	138,544	8,700,563
Allstate Corp.	155,870	7,106,113
American International Group, Inc.	747,348	19,774,828
Aon Corp.	77,787	3,573,535
Assurant, Inc.	25,700	1,695,172
Chubb Corp.	106,658	5,227,309
Cincinnati Financial Corp.	45,234	1,148,944
Genworth Financial, Inc. "A"	113,100	2,014,311
Hartford Financial Services Group, Inc.	83,946	5,420,393
Lincoln National Corp.	71,174	3,225,606
Loews Corp.	100,023	4,691,079
Marsh & McLennan Companies, Inc.	142,432	3,781,570
MBIA, Inc.	53,046	232,872
MetLife, Inc.	204,211	10,776,214
Principal Financial Group, Inc.	69,419	2,913,515
Progressive Corp.	190,388	3,564,063
Prudential Financial, Inc.	128,616	7,683,520
Safeco Corp.	24,889	1,671,545
The Travelers Companies, Inc.	178,975	7,767,515
Torchmark Corp.	25,010	1,466,836
Unum Group	85,794	1,754,487
XL Capital Ltd. "A"	47,732	981,370
		109,938,188
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	28,082	956,473
AvalonBay Communities, Inc. (REIT)	20,000	1,783,200
Boston Properties, Inc. (REIT)	30,500	2,751,710
Developers Diversified Realty Corp. (REIT)	34,500	1,197,495
Equity Residential (REIT)	72,360	2,769,217
General Growth Properties, Inc. (REIT)	80,000	2,802,400
HCP, Inc. (REIT)	58,200	1,851,342
Host Hotels & Resorts, Inc. (REIT)	136,500	1,863,225
Kimco Realty Corp. (REIT)	60,600	2,091,912
Plum Creek Timber Co., Inc. (REIT)	45,624	1,948,601
ProLogis (REIT)	79,500	4,320,825
Public Storage (REIT)	34,530	2,789,679
Simon Property Group, Inc. (REIT)	67,234	6,043,664
Vornado Realty Trust (REIT)	38,800	3,414,400
		36,584,143
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	50,200	963,840
Thrifts & Mortgage Finance 0.5%
Countrywide Financial Corp.	153,744	653,412
Fannie Mae	302,928	5,910,125
Freddie Mac	177,731	2,914,788
Hudson City Bancorp., Inc.	133,400	2,225,112
MGIC Investment Corp.	22,163	135,416
Sovereign Bancorp., Inc.	132,791	977,342
Washington Mutual, Inc.	294,359	1,451,190
		14,267,385
Health Care 11.8%
Biotechnology 1.4%
Amgen, Inc.*	308,624	14,554,708
Biogen Idec, Inc.*	79,071	4,419,278
Celgene Corp.*	120,700	7,709,109
Genzyme Corp.*	70,340	5,065,887
Gilead Sciences, Inc.*	263,220	13,937,499
		45,686,481
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	181,698	11,617,770
Becton, Dickinson & Co.	68,192	5,544,010
Boston Scientific Corp.*	358,506	4,406,039
C.R. Bard, Inc.	26,994	2,374,122
Covidien Ltd.	132,157	6,328,999
Hospira, Inc.*	41,622	1,669,458
Intuitive Surgical, Inc.*	11,500	3,098,100
Medtronic, Inc.	319,199	16,518,548
St. Jude Medical, Inc.*	89,626	3,663,911
Stryker Corp.	61,948	3,895,290
Varian Medical Systems, Inc.*	33,000	1,711,050
Zimmer Holdings, Inc.*	63,308	4,308,109
		65,135,406
Health Care Providers & Services 1.8%
Aetna, Inc.	131,396	5,325,480
AmerisourceBergen Corp.	43,848	1,753,482
Cardinal Health, Inc.	95,268	4,913,923
CIGNA Corp.	74,375	2,632,131
Coventry Health Care, Inc.*	40,958	1,245,942
Express Scripts, Inc.*	66,600	4,177,152
Humana, Inc.*	46,751	1,859,287
Laboratory Corp. of America Holdings*	30,800	2,144,604
McKesson Corp.	77,815	4,350,637
Medco Health Solutions, Inc.*	148,576	7,012,787
Patterson Companies, Inc.*	36,600	1,075,674
Quest Diagnostics, Inc.	41,802	2,026,143
Tenet Healthcare Corp.*	123,848	688,595
UnitedHealth Group, Inc.	342,724	8,996,505
WellPoint, Inc.*	151,516	7,221,253
		55,423,595
Health Care Technology 0.0%
IMS Health, Inc.	50,906	1,186,110
Life Sciences Tools & Services 0.4%
Applera Corp. — Applied Biosystems Group	48,235	1,614,908
Millipore Corp.*	13,981	948,751
PerkinElmer, Inc.	31,663	881,815
Thermo Fisher Scientific, Inc.*	120,228	6,700,306
Waters Corp.*	26,105	1,683,772
		11,829,552
Pharmaceuticals 6.1%
Abbott Laboratories	437,022	23,149,055
Allergan, Inc.	80,878	4,209,700
Barr Pharmaceuticals, Inc.*	28,800	1,298,304
Bristol-Myers Squibb Co.	562,936	11,557,076
Eli Lilly & Co.	267,747	12,359,202
Forest Laboratories, Inc.*	83,081	2,886,234
Johnson & Johnson	792,901	51,015,250
King Pharmaceuticals, Inc.*	64,975	680,288
Merck & Co., Inc.	607,306	22,889,363
Mylan, Inc.	70,000	844,900
Pfizer, Inc.	1,894,693	33,100,287
Schering-Plough Corp.	458,552	9,028,889
Watson Pharmaceuticals, Inc.*	27,407	744,648
Wyeth	368,909	17,692,876
		191,456,072
Industrials 10.9%
Aerospace & Defense 2.6%
Boeing Co.	212,720	13,979,958
General Dynamics Corp.	109,960	9,258,632
Goodrich Corp.	32,038	1,520,524
Honeywell International, Inc.	213,468	10,733,171
L-3 Communications Holdings, Inc.	33,100	3,007,797
Lockheed Martin Corp.	98,426	9,710,709
Northrop Grumman Corp.	88,850	5,944,065
Precision Castparts Corp.	41,100	3,960,807
Raytheon Co.	112,723	6,344,051
Rockwell Collins, Inc.	42,344	2,030,818
United Technologies Corp.	276,840	17,081,028
		83,571,560
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	45,400	2,489,736
Expeditors International of Washington, Inc.	56,000	2,408,000
FedEx Corp.	84,201	6,634,197
United Parcel Service, Inc. "B"	292,670	17,990,425
		29,522,358
Airlines 0.1%
Southwest Airlines Co.	196,491	2,562,243
Building Products 0.0%
Masco Corp.	96,805	1,522,743
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	76,846	969,797
Avery Dennison Corp.	25,231	1,108,398
Cintas Corp.	34,366	911,043
Equifax, Inc.	34,409	1,156,831
Monster Worldwide, Inc.*	33,189	684,025
Pitney Bowes, Inc.	57,485	1,960,238
R.R. Donnelley & Sons Co.	58,621	1,740,457
Robert Half International, Inc.	43,775	1,049,287
Waste Management, Inc.	146,540	5,526,023
		15,106,099
Construction & Engineering 0.2%
Fluor Corp.	26,204	4,876,040
Jacobs Engineering Group, Inc.*	34,700	2,800,290
		7,676,330
Electrical Equipment 0.5%
Cooper Industries Ltd. "A"	47,602	1,880,279
Emerson Electric Co.	217,440	10,752,408
Rockwell Automation, Inc.	39,456	1,725,411
		14,358,098
Industrial Conglomerates 3.1%
3M Co.	196,966	13,706,864
General Electric Co.	2,789,665	74,456,159
Textron, Inc.	65,654	3,146,796
Tyco International Ltd.	142,057	5,687,962
		96,997,781
Machinery 1.9%
Caterpillar, Inc.	173,568	12,812,790
Cummins, Inc.	53,892	3,531,004
Danaher Corp.	70,222	5,428,161
Deere & Co.	119,992	8,655,023
Dover Corp.	52,559	2,542,279
Eaton Corp.	45,554	3,870,723
Illinois Tool Works, Inc.	109,242	5,190,087
Ingersoll-Rand Co., Ltd. "A"	83,672	3,131,843
ITT Corp.	47,592	3,014,001
Manitowoc Co., Inc.	33,500	1,089,755
PACCAR, Inc.	105,815	4,426,241
Pall Corp.	32,710	1,297,933
Parker Hannifin Corp.	44,452	3,170,317
Terex Corp.*	27,100	1,392,127
		59,552,284
Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	78,486	7,839,967
CSX Corp.	115,952	7,282,945
Norfolk Southern Corp.	101,544	6,363,762
Ryder System, Inc.	15,290	1,053,175
Union Pacific Corp.	149,930	11,319,715
		33,859,564
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	17,962	1,469,291
Information Technology 16.1%
Communications Equipment 2.5%
Ciena Corp.*	22,698	525,913
Cisco Systems, Inc.*	1,644,864	38,259,537
Corning, Inc.	447,890	10,323,864
JDS Uniphase Corp.*	58,939	669,547
Juniper Networks, Inc.*	136,900	3,036,442
Motorola, Inc.	649,796	4,769,503
QUALCOMM, Inc.	457,154	20,283,923
Tellabs, Inc.*	117,630	546,979
		78,415,708
Computers & Peripherals 4.6%
Apple, Inc.*	245,278	41,069,348
Dell, Inc.*	561,047	12,275,708
EMC Corp.*	594,262	8,729,709
Hewlett-Packard Co.	686,736	30,360,599
International Business Machines Corp.	386,920	45,861,628
Lexmark International, Inc. "A"*	25,157	840,998
NetApp, Inc.*	93,509	2,025,405
QLogic Corp.*	36,500	532,535
SanDisk Corp.*	59,500	1,112,650
Sun Microsystems, Inc.*	217,791	2,369,566
Teradata Corp.*	47,698	1,103,732
		146,281,878
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	101,041	3,590,997
Jabil Circuit, Inc.	48,675	798,757
Molex, Inc.	37,786	922,356
Tyco Electronics Ltd.	130,657	4,680,134
		9,992,244
Internet Software & Services 1.7%
Akamai Technologies, Inc.*	43,500	1,513,365
eBay, Inc.*	303,132	8,284,598
Google, Inc. "A"*	65,000	34,217,300
VeriSign, Inc.*	57,700	2,181,060
Yahoo!, Inc.*	376,722	7,783,076
		53,979,399
IT Services 0.9%
Affiliated Computer Services, Inc. "A"*	26,600	1,422,834
Automatic Data Processing, Inc.	149,637	6,269,790
Cognizant Technology Solutions Corp. "A"*	77,000	2,503,270
Computer Sciences Corp.*	45,432	2,128,035
Convergys Corp.*	35,440	526,638
Electronic Data Systems Corp.	148,619	3,661,972
Fidelity National Information Services, Inc.	43,200	1,594,512
Fiserv, Inc.*	43,850	1,989,475
Paychex, Inc.	90,967	2,845,448
Total System Services, Inc.	45,466	1,010,255
Unisys Corp.*	94,084	371,632
Western Union Co.	203,088	5,020,335
		29,344,196
Office Electronics 0.1%
Xerox Corp.	246,056	3,336,519
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*	149,897	873,900
Altera Corp.	82,243	1,702,430
Analog Devices, Inc.	78,668	2,499,282
Applied Materials, Inc.	385,335	7,356,045
Broadcom Corp. "A"*	122,870	3,353,122
Intel Corp.	1,594,982	34,260,213
KLA-Tencor Corp.	47,585	1,937,185
Linear Technology Corp.	58,306	1,899,026
LSI Corp.*	191,155	1,173,692
MEMC Electronic Materials, Inc.*	60,800	3,741,632
Microchip Technology, Inc.	57,100	1,743,834
Micron Technology, Inc.*	188,649	1,131,894
National Semiconductor Corp.	63,166	1,297,430
Novellus Systems, Inc.*	30,482	645,914
NVIDIA Corp.*	144,947	2,713,408
Teradyne, Inc.*	45,658	505,434
Texas Instruments, Inc.	378,948	10,671,176
Xilinx, Inc.	76,613	1,934,478
		79,440,095
Software 3.5%
Adobe Systems, Inc.*	146,104	5,755,037
Autodesk, Inc.*	60,448	2,043,747
BMC Software, Inc.*	52,569	1,892,484
CA, Inc.	101,515	2,343,981
Citrix Systems, Inc.*	47,514	1,397,387
Compuware Corp.*	80,921	771,986
Electronic Arts, Inc.*	82,906	3,683,514
Intuit, Inc.*	88,566	2,441,765
Microsoft Corp.	2,244,095	61,735,053
Novell, Inc.*	92,382	544,130
Oracle Corp.*	1,112,729	23,367,309
Symantec Corp.*	236,406	4,574,456
		110,550,849
Materials 3.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	56,790	5,614,259
Ashland, Inc.	14,604	703,913
Dow Chemical Co.	270,091	9,428,877
E.I. du Pont de Nemours & Co.	258,352	11,080,717
Eastman Chemical Co.	22,386	1,541,500
Ecolab, Inc.	45,542	1,957,851
Hercules, Inc.	31,330	530,417
International Flavors & Fragrances, Inc.	21,116	824,791
Monsanto Co.	154,684	19,558,245
PPG Industries, Inc.	43,162	2,476,204
Praxair, Inc.	85,328	8,041,311
Rohm & Haas Co.	33,089	1,536,653
Sigma-Aldrich Corp.	34,268	1,845,674
		65,140,412
Construction Materials 0.1%
Vulcan Materials Co.	26,731	1,597,979
Containers & Packaging 0.1%
Ball Corp.	27,424	1,309,222
Bemis Co., Inc.	27,430	614,980
Pactiv Corp.*	34,849	739,844
Sealed Air Corp.	43,072	818,799
		3,482,845
Metals & Mining 1.3%
Alcoa, Inc.	233,551	8,319,087
Allegheny Technologies, Inc.	25,679	1,522,251
Freeport-McMoRan Copper & Gold, Inc.	108,499	12,714,998
Newmont Mining Corp.	127,100	6,629,536
Nucor Corp.	86,836	6,484,044
Titanium Metals Corp.	23,400	327,366
United States Steel Corp.	33,892	6,262,564
		42,259,846
Paper & Forest Products 0.2%
International Paper Co.	119,104	2,775,123
MeadWestvaco Corp.	48,244	1,150,137
Weyerhaeuser Co.	58,529	2,993,173
		6,918,433
Telecommunication Services 3.3%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,654,230	55,731,009
CenturyTel, Inc.	29,755	1,058,980
Citizens Communications Co.	86,005	975,297
Embarq Corp.	41,181	1,946,626
Qwest Communications International, Inc.	421,981	1,658,385
Verizon Communications, Inc.	796,312	28,189,445
Windstream Corp.	125,474	1,548,349
		91,108,091
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"*	107,500	4,541,875
Sprint Nextel Corp.	793,828	7,541,366
		12,083,241
Utilities 3.9%
Electric Utilities 2.3%
Allegheny Energy, Inc.	43,418	2,175,676
American Electric Power Co., Inc.	104,915	4,220,730
Duke Energy Corp.	353,396	6,142,022
Edison International	85,090	4,371,924
Entergy Corp.	56,609	6,820,252
Exelon Corp.	188,738	16,978,871
FirstEnergy Corp.	90,895	7,483,385
FPL Group, Inc.	118,794	7,790,511
Pepco Holdings, Inc.	51,700	1,326,105
Pinnacle West Capital Corp.	26,196	806,051
PPL Corp.	100,048	5,229,509
Progress Energy, Inc.	67,650	2,829,800
Southern Co.	222,088	7,755,313
		73,930,149
Gas Utilities 0.1%
Nicor, Inc.	12,337	525,433
Questar Corp.	45,100	3,203,904
		3,729,337
Independent Power Producers & Energy Traders 0.3%
AES Corp.*	175,750	3,376,157
Constellation Energy Group, Inc.	53,687	4,407,703
Dynegy, Inc. "A"*	113,261	968,382
		8,752,242
Multi-Utilities 1.2%
Ameren Corp.	56,319	2,378,351
CenterPoint Energy, Inc.	83,568	1,341,266
CMS Energy Corp.	59,049	879,830
Consolidated Edison, Inc.	66,816	2,611,838
Dominion Resources, Inc.	152,080	7,222,279
DTE Energy Co.	44,603	1,892,951
Integrys Energy Group, Inc.	20,100	1,021,683
NiSource, Inc.	72,066	1,291,423
PG&E Corp.	92,347	3,665,252
Public Service Enterprise Group, Inc.	150,546	6,914,578
Sempra Energy	79,890	4,509,791
TECO Energy, Inc.	55,888	1,201,033
Xcel Energy, Inc.	108,737	2,182,352
		37,112,627
Total Common Stocks (Cost $2,478,885,713)		3,108,116,214
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 2.06%**, 12/4/2008 (a) (Cost $3,280,453)	3,310,000	3,280,137
	Shares	Value ($)

Cash Equivalents 1.4%
Cash Management QP Trust, 2.49% (b) (Cost $43,180,580)	43,180,580	43,180,580
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,525,346,746)+	99.9	3,154,576,931
Other Assets and Liabilities, Net	0.1	4,236,828
Net Assets	100.0	3,158,813,759
* Non-income producing security
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $2,711,593,798. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $442,983,133. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,018,078,953 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $575,095,820.
(a) At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P 500 Index	9/18/2008	151	51,165,917	48,361,525	(2,804,392)

Fair Value Measurements

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For information on the Fund's policy regarding the valuation of investments and of the valuation inputs, and their aggregate levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 3,151,296,794	$ (2,804,392)
Level 2 — Other Significant Observable Inputs	3,280,137	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$ 3,154,576,931	$ (2,804,392)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $2,482,166,166)	$ 3,111,396,351
Investment in Cash Management QP Trust (cost $43,180,580)	43,180,580
Total investments in securities, at value (cost $2,525,346,746)	3,154,576,931
Cash	10,062
Dividends receivable	4,123,629
Interest receivable	92,843
Receivable for daily variation margin on open futures contracts	36,553
Due from Advisor	17,848
Other assets	100,014
Total assets	3,158,957,880
Liabilities
Other accrued expenses and payables	144,121
Total liabilities	144,121
Net assets	$ 3,158,813,759

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends	$ 33,685,021
Interest — Cash Management QP Trust	662,672
Interest	43,498
Total Income	34,391,191
Expenses: Investment management fee	814,500
Administration fee	488,701
Professional fees	44,920
Custodian fees	47,044
Trustees' fees and expenses	76,662
Reports to shareholders	8,346
Other	52,112
Total expenses before expense reductions	1,532,285
Expense reductions	(717,529)
Total expenses after expense reductions	814,756
Net investment income (loss)	33,576,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(2,931,850)
Futures	(5,370,880)
(8,302,730)
Change in net unrealized appreciation (depreciation) during the period on: Investments	(442,376,066)
Futures	(2,619,802)
(444,995,868)
Net gain (loss)	(453,298,598)
Net increase (decrease) in net assets resulting from operations	$ (419,722,163)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 33,576,435	$ 69,228,757
Net realized gain (loss)	(8,302,730)	71,989,267
Change in net unrealized appreciation (depreciation)	(444,995,868)	57,451,772
Net increase (decrease) in net assets resulting from operations	(419,722,163)	198,669,796
Capital transactions in shares of beneficial interest: Proceeds from capital invested	442,674,091	649,751,320
Value of capital withdrawn	(272,804,506)	(988,879,233)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	169,869,585	(339,127,913)
Increase (decrease) in net assets	(249,852,578)	(140,458,117)
Net assets at beginning of period	3,408,666,337	3,549,124,454
Net assets at end of period	$ 3,158,813,759	$ 3,408,666,337

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,159	3,409	3,549	3,307	3,272	3,260
Ratio of expenses before expense reductions (%)	.09*	.09	.08	.06	.06	.05
Ratio of expenses after expense reductions (%)	.05*	.05	.05	.05	.05	.05
Ratio of net investment income (loss) (%)	2.06*	1.91	1.90	1.82	1.97	1.74
Portfolio turnover rate (%)	1**	5	4	9	7	8[b]
Total investment return (%)[c,d]	(12.00)**	5.54	15.72	4.90	10.79	28.50
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[c] Total investment return would have been lower had certain expenses not been reduced.
[d] Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Portfolio's assets and liabilities. Fair value is an estimate of the price the Portfolio would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Portfolio uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Portfolio's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Portfolio uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Portfolio may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

New Accounting Pronouncement. In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities. FAS 161 is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Foreign Currency Transactions. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio enters into future contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) aggregated $216,874,707 and $43,865,605, respectively.

C. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Portfolio.

Management Agreement. Under the Investment Management Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. The investment management fee payable under the Investment Management Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio.

For the period from January 1, 2008 through September 30, 2008, DIMA has contractually agreed to waive all or a portion of its investment management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain the annual operating expenses of the Portfolio at 0.05% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Accordingly, for the six months ended June 30, 2008, the Advisor waived a portion of its investment management fee pursuant to the Investment Management Agreement of $691,970 and charged $122,530, which was equivalent to an annualized effective rate of 0.01% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Accordingly, for the six months ended June 30, 2008, DIMA received an Administration Fee of $488,701, of which $81,708 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended June 30, 2008, the Portfolio paid its allocated portion of the retirement benefit of $16,748 to the non-continuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of withdrawal requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Fee Reductions

The Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2008, the Portfolio's custodian fees were reduced by $970 and $7,841, respectively, for custody and transfer agent credits earned.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	23339C 305	23339C 206
Fund Number	815	565

Privacy Statement

This privacy statement is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Investments Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 26, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 26, 2008